Summary Of Operating Lease Right Of Use Assets And Lease Liability (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets	₨ 60,756.9	$ 805.9	₨ 0.0
Lease liabilities	₨ 65,615.1	$ 870.3	₨ 0.0